Submission	Dec. 13, 2024
Submission [Line Items]
Central Index Key	0001078271
Registrant Name	Extreme Networks, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A